Significant Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2022
Accounting judgements and estimates [Abstract]
Significant Accounting Estimates and Judgements
3.	SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS
The preparation of the Group’s financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and their accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amounts of the assets or liabilities affected in the future
.

Estimation uncertainty
The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below:
Fair value of unlisted equity investments and movie income right investments
The Group’s unlisted equity instruments and movie income right investments are measured at fair value with fair value being determined based on significant unobservable inputs using valuation techniques. Judgment and estimation are required in establishing the relevant valuation techniques and the relevant inputs thereof. Changes in assumptions relating to these factors could result in material adjustments to the fair value of these instruments.
As of December 31, 2021, the fair value of the unlisted equity investment-Investment D (Note 13) and Investment E (Note 13) were estimated using an equity valuation allocation (“EVA”) valuation technique relying on the hybrid method, considering two scenarios in a probability weighted expected return method (“PWERM”) framework, and using the option pricing method (“OPM”) to allocate value in the IPO exit scenario. The valuation requires the management to consider two scenarios in its PWERM analysis which was non-IPO
exit event and IPO exit event and hence they were subject to uncertainty. The input of the equity value of unlisted equity investment-Investment D and Investment E were estimated using forward price/earnings (“P/E”) ratio as the valuation multiple.
As of December 31, 2020, the fair value of unlisted equity investment-Investment F (Note 13) was based on the prices of recent transactions of the same instruments with the same rights of the same issuers. During the year ended December 31, 2021, the valuation technique for the fair value of Investment F has been changed due to the lack of recent transaction price. Thus, the instruments were transferred from Level 2 to Level 3 category. The fair value of this investment as at December 31, 2021 was measured using an EVA valuation technique relying on P/E ratio as the valuation multiple and discount of lack of marketability.
As of December 31, 2021, the fair value of unlisted equity investment — Investment G (Note 13) was determined by the recent transaction price.
As of December 31, 2021 and 2022, the fair value of unlisted equity investment-Investment H (Note 13) was estimated using an asset-based valuation. The asset-based approach measures the value of Investment H by making reference to the value of individual assets and liabilities. Adjustments are made to the balance sheet based on the differences between the fair value and book value of the assets and liabilities. The adjusted net asset value represents the fair value of Investment H.
As of December 31, 2021, the fair value of unlisted equity investment-Investment I (Note 13) were determined by the recent transaction price. During the year ended December 31, 2022, the valuation technique for the fair value of Investment I has been changed due to the lack of recent transaction price. Thus, the instruments were transferred from Level 2 to Level 3 category. The fair value of this investment as at December 31, 2022 was measured using EVA valuation technique applying equity volatility as an input.
As of December 31, 2022, the fair value of unlisted equity investment
s
— Investment J (Note 13) and Investment K (Note 13) were determined by the recent transaction price.

As of December 31, 2022, the fair value of movie income right investments which have no recent transaction price was determined in accordance with the assumptions including the expected ticket sales performance, expected movie production costs and discount rate.
Fair value of derivative financial assets in relation to the Agreements (Note 14)
The fair value of the derivative financial assets in relation to the Agreements was estimated using the Geometric Brownian Motion and simulated using the Monte Carlo Simulation (“MCS”) and was determined based on significant observable and unobservable inputs including the current stock price, dividend yield, risk-free rate, volatility of the underlying equity securities and the credit rating of the counterparty on the valuation date. MCS is a financial model that is commonly used to simulate variables that are highly unpredictable. The valuations performed using the MCS require management to estimate the volatility of the underlying equity securities and the credit rating of the counterparty and hence the valuations are subject to estimation uncertainty. The Group classifies the fair value of derivative financial instrument in relation to the Agreements as Level 3.
Impairment assessment of goodwill and intangible assets
Determining whether goodwill and intangible assets are impaired requires an estimation of the recoverable amount of the cash-generating unit to which goodwill and intangible assets have been allocated, which is the higher of the value in use or fair value less costs of disposal. The value in use calculation requires the Group to estimate the future cash flows from the cash-generating unit and a suitable discount rate in order to calculate the present value. Where the actual future revenue are less than expected, or change in facts and circumstances which results in downward revision of future cash flows or upward revision of discount rate, a material impairment loss or further impairment loss may arise.
As at December 31, 2021 and 2022, the carrying amount of goodwill was nil and HK$58,675,041, respectively, and the carrying amount of intangible assets subject to imp air
ment assessment was

nil and HK$756,131,422,
respectively.